PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses Tables
Prepaid expenses
	2017	2016
	$	$

Market Registration Fees	7,685	6,001
Deposit with ANX	70,029	-
Prepaid Consulting Fees	26,025	-
Prepaid Management Fees (Note 13(a)(i))	55,573	-

	159,312	6,001